Offerings - Offering: 1	Oct. 09, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	4,113,500
Proposed Maximum Offering Price per Unit	4.04
Maximum Aggregate Offering Price	$ 16,618,540
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,296
Offering Note

(1)

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of securities which may become issuable by reason of any stock dividend, stock split or other similar transaction effected without the receipt of consideration that results in an increase in the number of the outstanding securities.

(2)

Pursuant to Rule 457(c) under the Securities Act, the offering price is estimated solely for the purposes of calculating the registration fee and is based on the average of the high and low prices of the Registrant’s Class A Common Stock as reported on the NYSE American on October 9, 2025.

(3)	Calculated pursuant to Rule 457(c) under the Securities Act.